Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Schedule of Property, Plant and Equipment
	2020	2019
Cost	$6,563,206	$6,670,979
Accumulated depreciation	(4,090,523)	(3,921,516)
	$2,472,683	$2,749,463
Rig equipment	2,269,794	2,510,505
Rental equipment	27,359	34,437
Other equipment	27,318	38,604
Vehicles	4,978	7,796
Buildings	49,451	56,834
Assets under construction	60,572	67,740
Land	33,211	33,547
	$2,472,683	$2,749,463

Cost

	Rig Equipment	Rental Equipment	Other Equipment	Vehicles	Buildings	Assets Under Construction	Land	Total
Balance, December 31, 2018	$6,322,536	$130,463	$191,290	$45,456	$128,327	$84,561	$34,429	$6,937,062
Additions	18,436	—	976	224	415	139,835	—	159,886
Disposals	(69,945)	(19,982)	(4,708)	(6,014)	(58)	—	—	(100,707)
Reclassifications	150,674	—	1,197	—	—	(151,871)	—	—
Asset decommissioning	(4,364)	—	—	—	—	—	—	(4,364)
Effect of foreign currency exchange differences	(307,954)	(174)	(3,436)	(1,160)	(2,507)	(4,785)	(882)	(320,898)
Balance, December 31, 2019	6,109,383	110,307	185,319	38,506	126,177	67,740	33,547	6,670,979
Additions	10,375	—	350	—	—	50,810	—	61,535
Disposals	(78,028)	(4,664)	(3,990)	(2,789)	(3,053)	—	—	(92,524)
Reclassifications	55,322	—	521	—	—	(55,843)	—	—
Effect of foreign currency exchange differences	(71,285)	(619)	(1,196)	(367)	(846)	(2,135)	(336)	(76,784)
Balance, December 31, 2020	$6,025,767	$105,024	$181,004	$35,350	$122,278	$60,572	$33,211	$6,563,206

Accumulated Depreciation

	Rig Equipment	Rental Equipment	Other Equipment	Vehicles	Buildings	Assets Under Construction	Land	Total
Balance, December 31, 2018	$3,577,364	$86,471	$139,095	$32,754	$62,766	$—	$—	$3,898,450
Depreciation expense	289,056	7,473	13,023	3,521	7,663	—	—	320,736
Disposals	(33,929)	(17,933)	(3,274)	(4,768)	(58)	—	—	(59,962)
Asset decommissioning	(3,518)	—	—	—	—	—	—	(3,518)
Reversal of impairment of property, plant and equipment	(5,810)	—	—	—	—	—	—	(5,810)
Effect of foreign currency exchange differences	(224,285)	(141)	(2,129)	(797)	(1,028)	—	—	(228,380)
Balance, December 31, 2019	3,598,878	75,870	146,715	30,710	69,343	—	—	3,921,516
Depreciation expense	277,799	7,044	12,013	2,790	5,288	—	—	304,934
Disposals	(73,354)	(4,631)	(3,990)	(2,782)	(1,319)	—	—	(86,076)
Effect of foreign currency exchange differences	(47,350)	(618)	(1,052)	(346)	(485)	—	—	(49,851)
Balance, December 31, 2020	$3,755,973	$77,665	$153,686	$30,372	$72,827	$—	$—	$4,090,523